Cash flow information - Net debt (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about borrowings
Net debt at beginning of the year	£ 550,869	£ 473,072
Net debt net cash flows	16,643	86,312
Net debt other changes	54,196	(8,515)
Net debt at end of the year	621,708	550,869
Non-current borrowings
Disclosure of detailed information about borrowings
Net debt at beginning of the year	471,855	511,047
Net debt net cash flows	89,477
Net debt other changes	16,222	(39,192)
Net debt at end of the year	577,554	471,855
Current borrowings
Disclosure of detailed information about borrowings
Net debt at beginning of the year	165,119	35,574
Net debt net cash flows	(88,385)	93,921
Net debt other changes	34,666	35,624
Net debt at end of the year	111,400	165,119
Cash and cash equivalents
Disclosure of detailed information about borrowings
Net debt at beginning of the year	(86,105)	(73,549)
Net debt net cash flows	15,551	(7,609)
Net debt other changes	3,308	(4,947)
Net debt at end of the year	£ (67,246)	£ (86,105)